Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Trade and other receivables [Abstract]
Trade receivables	$ 248,642	$ 213,345
Tax receivables	33,894	37,134
Prepayments	27,099	12,717
Other accounts receivable	24,037	23,287
Trade and other receivables	$ 333,672	$ 286,483